Consolidated statement of comprehensive income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income (loss)
Net income (loss)	€ (103,517)	€ (196,078)	€ (83,913)
Items which are not re-classified to net income or loss at a later date
Remeasurement of defined benefit obligation	720	1,217	(51)
Revaluation of equity investments	(1,144)	(5,075)	(1,080)
Taxes	(235)	(316)	13
Items which have to be re-classified to net income or loss at a later date
Foreign currency translation	(39,032)	23,127	(1,760)
Revaluation and disposal of other short-term investments	1,907	2,148	10,056
Taxes	24	2,193	(419)
Other comprehensive income (loss)	(37,759)	23,294	6,759
Total comprehensive income (loss)	€ (141,276)	€ (172,785)	€ (77,153)